Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000109500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000109503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.50%			0.05%	2.15%
C000109501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000109502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000217896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000217897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000109500
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%			(0.02%)	2.11%
Without Sales Load [Member] | C000109503
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%			0.04%	2.17%
Without Sales Load [Member] | C000109501
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%			0.00%	2.14%
Without Sales Load [Member] | C000109502
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%			0.05%	2.18%
Without Sales Load [Member] | C000217896
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	0.31%
Without Sales Load [Member] | C000217897
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%		0.15%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%			(2.82%)	0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%			(2.82%)	0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%			(2.82%)	0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%			(2.82%)	0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%	(3.32%)
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%		(3.43%)
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%			0.10%	2.29%
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%			0.10%	2.29%
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%			0.10%	2.29%
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%			0.10%	2.29%
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%	0.47%
NACC2 Index: Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged
Average Annual Return, Percent	4.48%		0.27%